EIC VALUE FUND
Portfolio of Investments
January 31, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 92.5%
Basic Materials — 3.2%
Barrick Gold Corp.	184,525	$ 3,607,464
PPG Industries, Inc.	39,365	5,130,834
		8,738,298
Communications — 12.5%
AT&T, Inc.	553,850	11,281,923
Cisco Systems, Inc.	83,625	4,070,029
Meta Platforms, Inc., Class A*	51,634	7,691,917
Verizon Communications, Inc.	272,735	11,337,594
		34,381,463
Consumer, Cyclical — 3.2%
Dollar Tree, Inc.*	30,750	4,618,035
Honda Motor Co. Ltd., SP ADR	167,605	4,159,956
		8,777,991
Consumer, Non-cyclical — 21.4%
AmerisourceBergen Corp.	42,275	7,142,784
Global Payments, Inc.	61,875	6,974,550
GSK PLC, SP ADR	267,611	9,435,964
Haleon PLC, SP ADR *	316,155	2,560,856
Ingredion, Inc.	86,160	8,857,248
Johnson & Johnson	19,910	3,253,692
Medtronic PLC	82,425	6,898,148
Sanofi, SP ADR	158,480	7,787,707
Unilever PLC, SP ADR	118,950	6,078,345
		58,989,294
Energy — 10.3%
Coterra Energy, Inc.	275,913	6,906,102
Shell PLC, SP ADR	75,875	4,462,209
TotalEnergies SE, SP ADR	154,075	9,558,813
Williams Cos., Inc. (The)	234,350	7,555,444
		28,482,568
Financial — 28.7%
AGNC Investment Corp., REIT	568,040	6,589,264
American Express Co.	35,190	6,155,787
Charles Schwab Corp. (The)	75,065	5,811,532
Empire State Realty Trust, Inc., Class A, REIT	420,175	3,504,260
Globe Life, Inc.	53,537	6,469,946
Hartford Financial Services Group, Inc. (The)	99,450	7,718,315
Jones Lang LaSalle, Inc.*	32,060	5,926,932
PNC Financial Services Group, Inc. (The)	39,345	6,508,843
Travelers Cos., Inc. (The)	40,825	7,802,474
Truist Financial Corp.	108,892	5,378,176
	Number of Shares	Value
COMMON STOCKS — (Continued)
Financial — (Continued)
US Bancorp	176,215	$ 8,775,507
Wells Fargo & Co.	178,825	8,381,528
		79,022,564
Industrial — 7.4%
FedEx Corp.	23,375	4,531,477
General Dynamics Corp.	26,730	6,229,694
Oshkosh Corp.	57,000	5,744,460
United Parcel Service, Inc., Class B	20,130	3,728,680
		20,234,311
Technology — 2.2%
Fidelity National Information Services, Inc.	79,925	5,997,572
Utilities — 3.6%
Constellation Energy Corp.	21,728	1,854,702
National Fuel Gas Co.	65,975	3,830,509
OGE Energy Corp.	14,000	550,480
PPL Corp.	123,550	3,657,080
		9,892,771
TOTAL COMMON STOCKS (Cost $192,184,932)		254,516,832

SHORT-TERM INVESTMENT — 7.1%
Money Market Fund — 7.1%
Dreyfus Institutional Preferred Treasury Securities Money Market Fund, Hamilton Shares 4.25%(a)	19,504,578	19,504,578
TOTAL SHORT-TERM INVESTMENT (Cost $19,504,578)		19,504,578

TOTAL INVESTMENTS - 99.6% (Cost $211,689,510)		274,021,410
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%		995,790
NET ASSETS - 100.0%		$275,017,200

*	Non-income producing.
(a)	Rate disclosed is the 7-day yield at January 31, 2023.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SP ADR	Sponsored American Depository Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

EIC VALUE FUND
Notes to the Quarterly Portfolio of Investments
January 31, 2023
(Unaudited)
A. Portfolio Valuation:
Portfolio Valuation – The EIC Value Fund’s (the "Fund") net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). Securities that do not have a readily available current market value are valued in good faith by the Adviser as "valuation designee" under the oversight of the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Trust’s Board of Trustees.
Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•  Level 1 — quoted prices in active markets for identical securities;
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.
The following is a summary of the inputs used, as of January 31, 2023, in valuing the Fund's investments carried at fair value:
	Total Value at 01/31/23	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets
Common Stocks*	$254,516,832	$254,516,832	$—	$—
Short-Term Investments*	19,504,578	19,504,578	—	—
Total Assets	$274,021,410	$274,021,410	$—	$—

*	Please refer to Portfolio of Investments for further details on portfolio holdings.
At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third-party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

EIC VALUE FUND
Notes to the Quarterly Portfolio of Investments (Concluded)
January 31, 2023
(Unaudited)
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or are otherwise less liquid than publicly traded securities.
For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Fund had an amount of transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.
For the period ended January 31, 2023, there were no transfers in or out of Level 3.
For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.
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